Tangible Equity Units (Schedule of Aggregate Values Assigned upon Issuance of Tangible Equity Units) (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2019	Sep. 30, 2019	Mar. 31, 2017
Tangible Equity Units [Abstract]
Equity Component, Price per TEU		$ 41.7622
Equity Component, Gross proceeds		$ 240,133	$ 30
Equity Component, Issuance costs		(7,204)
Equity Component, Net proceeds		$ 232,929
Debt Component, Price per TEU		$ 8.2378
Debt Component, Gross proceeds		$ 47,367
Debt Component, Issuance costs		(1,421)
Debt Component, Net proceeds		$ 45,946
Total, Price per TEU	$ 50	$ 50.00
Total, Gross proceeds		$ 287,500
Total, Issuance costs		(8,625)
Total, Net proceeds	$ 278,875	$ 278,875